SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)
Net income attributable to Jufeel International Group	$ 2,384,931	$ 1,031,727	$ 5,184,551	$ 11,881,475
Weighted-average shares outstanding basic and diluted: -Common stock issued and outstanding	28,030,010	28,030,010	28,030,010	28,030,010
Basic and diluted earnings per share	$ 0.09	$ 0.04	$ 0.18	$ 0.42